Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share

Basic and diluted earnings per share were calculated as follows:

	Year Ended December 31
	2020	2019	2018
Earnings:
Net earnings	$253.1	$314.1	$323.7
(Earnings) attributable to noncontrolling interest, net of tax	(.1)	(.1)	(.2)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$253.0	$314.0	$323.5

Weighted average number of shares (in millions):
Weighted average number of common shares used in basic EPS	135.7	134.8	134.3
Dilutive effect of stock-based compensation	.2	.6	.9
Weighted average number of common shares and dilutive potential common shares used in diluted EPS	135.9	135.4	135.2

Basic and Diluted EPS:
Basic EPS attributable to Leggett & Platt, Inc. common shareholders	$1.86	$2.33	$2.41

Diluted EPS attributable to Leggett & Platt, Inc. common shareholders	$1.86	$2.32	$2.39

Other information:
Anti-dilutive shares excluded from diluted EPS computation	.2	.2	.1

Cash dividends declared per share	$1.60	$1.58	$1.50